Employee benefit plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Matching contribution, percentage	4.00%
Selling, general and administrative expenses	$ 0.5	$ 0.4